Earnings per share	6 Months Ended
Jun. 30, 2021
Disclosure of earnings per share [Abstract]
Earnings per share
Note 9: Earnings per share

	Half-year to 30 June 2021	Half-year to 30 June 2020	Half-year to 31 Dec 2020
	£m	£m	£m

Profit (loss) attributable to ordinary shareholders – basic and diluted	3,611	(234)	1,099

	Half-year to 30 June 2021	Half-year to 30 June 2020	Half-year to 31 Dec 2020
	million	million	million

Weighted-average number of ordinary shares in issue – basic	70,894	70,434	70,776
Adjustment for share options and awards	854	—	697
Weighted-average number of ordinary shares in issue – diluted	71,748	70,434	71,473

Basic earnings (loss) per share	5.1p	(0.3p)	1.5p
Diluted earnings (loss) per share	5.0p	(0.3p)	1.5p